UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3694

                    OPPENHEIMER GOLD & SPECIAL MINERALS FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JUNE 30

                   Date of reporting period: DECEMBER 31, 2005


ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Glamis Gold Ltd.                                                            5.9%
--------------------------------------------------------------------------------
Kinross Gold Corp.                                                          5.1
--------------------------------------------------------------------------------
Goldcorp, Inc.                                                              5.1
--------------------------------------------------------------------------------
Gold Fields Ltd., Sponsored ADR                                             4.9
--------------------------------------------------------------------------------
IAMGOLD Corp.                                                               4.8
--------------------------------------------------------------------------------
AngloGold Ashanti Ltd., Sponsored ADR                                       4.7
--------------------------------------------------------------------------------
First Quantum Minerals Ltd.                                                 4.4
--------------------------------------------------------------------------------
Meridian Gold, Inc.                                                         4.0
--------------------------------------------------------------------------------
Eldorado Gold Corp.                                                         3.9
--------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.                                                     3.6

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------

GEOGRAPHIC HOLDINGS

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Canada                     61.7%
South Africa               15.6
United States               8.5
Australia                   8.1
Brazil                      3.6
United Kingdom              1.5
The Netherlands             1.0

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total market value of investments.


                  9 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 7/19/83. The Fund's maximum sales charge for Class A shares was higher prior to 4/1/91, so actual performance may have been lower. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. The ending account value shown in the graph is net of the applicable 1% contingent deferred sales charge. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.


                  10 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  11 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions


                  12 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                               BEGINNING         ENDING             EXPENSES
                                ACCOUNT          ACCOUNT          PAID DURING
                                 VALUE            VALUE         6 MONTHS ENDED
                                (7/1/05)       (12/31/05)      DECEMBER 31, 2005
--------------------------------------------------------------------------------
Class A Actual                 $1,000.00       $1,342.30             $ 7.28
--------------------------------------------------------------------------------
Class A Hypothetical            1,000.00        1,019.00               6.28
--------------------------------------------------------------------------------
Class B Actual                  1,000.00        1,337.30              11.95
--------------------------------------------------------------------------------
Class B Hypothetical            1,000.00        1,015.02              10.31
--------------------------------------------------------------------------------
Class C Actual                  1,000.00        1,337.80              11.60
--------------------------------------------------------------------------------
Class C Hypothetical            1,000.00        1,015.32              10.01
--------------------------------------------------------------------------------
Class N Actual                  1,000.00        1,340.70               9.00
--------------------------------------------------------------------------------
Class N Hypothetical            1,000.00        1,017.54               7.76

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended December 31, 2005 are as follows:

CLASS        EXPENSE RATIOS
----------------------------
Class A          1.23%
----------------------------
Class B          2.02
----------------------------
Class C          1.96
----------------------------
Class N          1.52

--------------------------------------------------------------------------------


                  13 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--98.1%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--0.9%
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.9%
Charles & Colvard Ltd.                                 231,200       $ 4,670,240
--------------------------------------------------------------------------------
ENERGY--3.6%
--------------------------------------------------------------------------------
OIL & GAS--3.6%
Cameco Corp.                                           300,000        19,017,000
--------------------------------------------------------------------------------
INDUSTRIALS--1.7%
--------------------------------------------------------------------------------
MACHINERY--1.7%
Chicago Bridge & Iron
Co. NV                                                 219,500         5,533,595
--------------------------------------------------------------------------------
Encore Wire Corp. 1                                    160,000         3,641,600
                                                                     -----------
                                                                       9,175,195

--------------------------------------------------------------------------------
MATERIALS--91.9%
--------------------------------------------------------------------------------
METALS & MINING--91.9%
Agnico-Eagle Mines
Ltd.                                                   970,600        19,179,056
--------------------------------------------------------------------------------
Alamos Gold, Inc. 1                                    500,000         2,825,928
--------------------------------------------------------------------------------
Anglo American
Platinum Corp. Ltd.                                     28,673           806,605
--------------------------------------------------------------------------------
Anglo Platinum Ltd.                                      5,626           406,335
--------------------------------------------------------------------------------
AngloGold Ashanti Ltd.,
Sponsored ADR                                          511,293        25,222,084
--------------------------------------------------------------------------------
Ballarat Goldfields NL 1                             7,000,000         1,993,969
--------------------------------------------------------------------------------
Barrick Gold Corp. 2                                   541,900        15,102,753
--------------------------------------------------------------------------------
Centerra Gold, Inc. 1                                  440,800        10,674,455
--------------------------------------------------------------------------------
Coeur d'Alene Mines
Corp. 1                                                696,700         2,786,800
--------------------------------------------------------------------------------
Companhia Vale do Rio
Doce, ADR 2                                            335,000        13,781,900
--------------------------------------------------------------------------------
Eldorado Gold Corp. 1,3                              4,281,000        20,954,785
--------------------------------------------------------------------------------
Eldorado Gold Corp. 1,3                                580,000         2,839,004
--------------------------------------------------------------------------------
First Quantum
Minerals Ltd.                                          726,100        23,267,431
--------------------------------------------------------------------------------
FNX Mining Co., Inc. 1                                 510,000         5,962,321
--------------------------------------------------------------------------------
Freeport-McMoRan
Copper & Gold, Inc.,
Cl. B 4                                                  1,700            91,460
--------------------------------------------------------------------------------
Gammon Lake
Resources, Inc. 1                                      494,800         5,878,264

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
Gerdau SA, Sponsored
ADR                                                    320,000       $ 5,337,600
--------------------------------------------------------------------------------
Glamis Gold Ltd. 1                                   1,147,200        31,525,056
--------------------------------------------------------------------------------
Gold Fields Ltd.,
Sponsored ADR 2                                      1,480,000        26,092,400
--------------------------------------------------------------------------------
Goldcorp, Inc. 5                                       180,000         4,010,495
--------------------------------------------------------------------------------
Goldcorp, Inc. 5                                     1,220,000        27,181,600
--------------------------------------------------------------------------------
Harmony Gold Mining
Co. Ltd., Sponsored
ADR 1                                                1,446,800        18,880,740
--------------------------------------------------------------------------------
IAMGOLD Corp.                                        3,272,300        25,589,386
--------------------------------------------------------------------------------
Impala Platinum
Holdings Ltd.                                           77,934        11,479,176
--------------------------------------------------------------------------------
Ivanhoe Mines Ltd. 1                                 2,001,000        14,387,190
--------------------------------------------------------------------------------
Kimberley Diamond
Co. NL 1                                               848,900           869,533
--------------------------------------------------------------------------------
Kingsgate Consolidated
Ltd.                                                   300,000         1,011,678
--------------------------------------------------------------------------------
Kinross Gold Corp. 1                                 2,974,090        27,421,110
--------------------------------------------------------------------------------
LionOre Mining
International Ltd. 1                                   750,000         3,193,686
--------------------------------------------------------------------------------
Major Drilling Group
International, Inc. 1                                  254,900         3,857,104
--------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                  982,800        21,493,836
--------------------------------------------------------------------------------
Minara Resources Ltd.                                3,000,000         4,167,675
--------------------------------------------------------------------------------
Newcrest Mining Ltd.                                 1,016,654        18,237,557
--------------------------------------------------------------------------------
Newmont Mining Corp.
 (Holding Co.)                                         134,005         7,155,867
--------------------------------------------------------------------------------
Northgate Exploration
Ltd. 1                                               2,470,000         4,525,872
--------------------------------------------------------------------------------
NovaGold Resources,
Inc. 1                                                 640,000         5,824,000
--------------------------------------------------------------------------------
Oxiana Ltd. 1                                        6,800,000         8,735,064
--------------------------------------------------------------------------------
Peter Hambro Mining
plc 1                                                  510,000         8,098,859
--------------------------------------------------------------------------------
Placer Dome, Inc.                                      673,900        15,452,527
--------------------------------------------------------------------------------
Quadra Mining Ltd. 1                                   410,000         2,098,585
--------------------------------------------------------------------------------
Randgold Resources
Ltd., ADR 1                                            810,000        13,065,300
--------------------------------------------------------------------------------
Royal Gold, Inc. 4                                      49,500         1,719,135
--------------------------------------------------------------------------------
SEMAFO, Inc. 1                                         700,000         1,192,309


                  14 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
Stillwater Mining Co. 1                               420,000       $  4,859,400
--------------------------------------------------------------------------------
Yamana Gold, Inc. 1,5                               1,983,000         13,135,275
--------------------------------------------------------------------------------
Yamana Gold, Inc. 1,5                                 200,000          1,322,000
--------------------------------------------------------------------------------
Zinifex Ltd.                                        1,563,000          7,838,775
                                                                    ------------
                                                                     491,531,940
                                                                    ------------
Total Common Stocks
(Cost $376,031,180)                                                  524,394,375

                                                        UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Nevsun Resources Ltd.
Wts., Exp. 12/19/08 1
(Cost $117,814)                                        70,000             12,589

                                                    PRINCIPAL              VALUE
                                                       AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.4%
--------------------------------------------------------------------------------
Undivided interest of 0.61% in joint
repurchase agreement (Principal
Amount/Value $1,203,488,000, with
a maturity value of $1,204,036,256)
with UBS Warburg LLC, 4.10%, dated
12/30/05, to be repurchased at
$7,315,331 on 1/3/06, collateralized
by Federal Home Loan Mortgage
Corp., 5%--5.50%, 1/1/35--11/1/35,
with a value of $565,118,538 and
Federal National Mortgage Assn.,
5.50%--6%, 11/1/34--1/1/36, with a
value of $676,946,908
(Cost $7,312,000)                                $  7,312,000       $  7,312,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $383,460,994)                                      99.5%       531,718,964
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                        0.5          2,923,948
                                                 -------------------------------
NET ASSETS                                              100.0%      $534,642,912
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1.    Non-income producing security.

2. A sufficient amount of securities has been designated to cover outstanding written put options, as follows:

                                 CONTRACTS     EXPIRATION     EXERCISE          PREMIUM             VALUE
                            SUBJECT TO PUT          DATES        PRICE         RECEIVED        SEE NOTE 1
---------------------------------------------------------------------------------------------------------
Companhia Vale do Rio
Doce, ADR                              800        1/23/06          $40     $     88,431        $   36,000
Gold Fields Ltd.,
Sponsored ADR                          500        1/23/06           10           31,999                --
Todco, Cl. A                           500        1/23/06           40           56,997           125,000
                                                                           ------------------------------
                                                                           $    177,427        $  161,000
                                                                           ==============================


                 15 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of December 31, 2005 amounts to $23,793,789.

Transactions during the period in which the issuer was an affiliate are as follows:

                                       SHARES            GROSS             GROSS               SHARES
                                JUNE 30, 2005        ADDITIONS        REDUCTIONS    DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------
Eldorado Gold Corp.                 1,440,600        2,840,400                --            4,281,000
Eldorado Gold Corp.                   580,000               --                --              580,000

                                                                           VALUE             DIVIDEND
                                                                      SEE NOTE 1               INCOME
-----------------------------------------------------------------------------------------------------
Eldorado Gold Corp.                                                  $20,954,785                  $--
Eldorado Gold Corp.                                                    2,839,004                   --
                                                                     --------------------------------
                                                                     $23,793,789                  $--
                                                                     ================================

4. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                       CONTRACTS      EXPIRATION     EXERCISE     PREMIUM        VALUE
                                 SUBJECT TO CALL           DATES        PRICE    RECEIVED   SEE NOTE 1
------------------------------------------------------------------------------------------------------
Freeport-McMoRan
Copper & Gold, Inc., Cl. B                    17         1/23/06          $40     $ 4,071     $ 24,650
Royal Gold, Inc.                             495         1/23/06           20      80,187      717,750
                                                                                  --------------------
                                                                                  $84,258     $742,400
                                                                                  ====================

5. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

--------------------------------------------------------------------------------
GEOGRAPHIC HOLDINGS
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

--------------------------------------------------------------------------------
Canada                                           $327,923,617              61.7%
South Africa                                       82,887,340              15.6
United States                                      45,301,802               8.5
Australia                                          42,854,251               8.1
Brazil                                             19,119,500               3.6
United Kingdom                                      8,098,859               1.5
The Netherlands                                     5,533,595               1.0
                                                 -------------------------------
Total                                            $531,718,964             100.0%
                                                 ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  16 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

December 31, 2005
-------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $367,150,268)                                         $ 507,925,175
Affiliated companies (cost $16,310,726)                                               23,793,789
                                                                                   -------------
                                                                                     531,718,964
-------------------------------------------------------------------------------------------------
Cash                                                                                   3,318,239
-------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                     3,062,435
Interest and dividends                                                                   201,563
Other                                                                                     12,452
                                                                                   --------------
Total assets                                                                         538,313,653

-------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------
Options written, at value (premiums received $261,685)
--see accompanying statement of investments                                              903,400
-------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                 1,377,020
Investments purchased                                                                    880,028
Distribution and service plan fees                                                       278,855
Transfer and shareholder servicing agent fees                                             79,682
Shareholder communications                                                                74,854
Trustees' compensation                                                                    43,169
Other                                                                                     33,733
                                                                                   --------------
Total liabilities                                                                      3,670,741

-------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $ 534,642,912
                                                                                   ==============

-------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------
Paid-in capital                                                                    $ 369,081,233
-------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                       (1,391,535)
-------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions        19,341,692
-------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                        147,611,522
                                                                                   --------------
NET ASSETS                                                                         $ 534,642,912
                                                                                   ==============


                  17 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $361,519,887
and 15,519,431 shares of beneficial interest outstanding)                                           $23.29
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)     $24.71
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $77,765,459 and 3,445,058 shares
of beneficial interest outstanding)                                                                 $22.57
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $86,023,119 and 3,816,799 shares
of beneficial interest outstanding)                                                                 $22.54
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $9,334,447 and 406,853 shares
of beneficial interest outstanding)                                                                 $22.94

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  18 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended December 31, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $135,222)            $ 1,896,766
--------------------------------------------------------------------------------
Interest                                                                230,608
--------------------------------------------------------------------------------
Other income                                                              8,988
                                                                    ------------
Total investment income                                               2,136,362

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       1,532,939
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 333,347
Class B                                                                 327,048
Class C                                                                 334,510
Class N                                                                  17,839
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 285,135
Class B                                                                  75,162
Class C                                                                  61,289
Class N                                                                   8,701
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  41,721
Class B                                                                  13,218
Class C                                                                   9,120
Class N                                                                     942
--------------------------------------------------------------------------------
Trustees' compensation                                                   12,750
--------------------------------------------------------------------------------
Custodian fees and expenses                                               9,042
--------------------------------------------------------------------------------
Other                                                                    31,736
                                                                    ------------
Total expenses                                                        3,094,499
Less reduction to custodian expenses                                     (2,111)
                                                                    ------------
Net expenses                                                          3,092,388

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                    (956,026)


                  19 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF OPERATIONS  Unaudited/Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------------
Net realized gain on:
Investments (including premiums on options exercised)                      $  23,653,602
Closing and expiration of option contracts written                               894,504
Foreign currency transactions                                                    609,713
                                                                           --------------
Net realized gain                                                             25,157,819
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                  104,464,851
Translation of assets and liabilities denominated in foreign currencies        1,007,541
Option contracts                                                                (527,869)
                                                                           --------------
Net change in unrealized appreciation                                        104,944,523

-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $ 129,146,316
                                                                           ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  20 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                             SIX MONTHS              YEAR
                                                                                                  ENDED             ENDED
                                                                                      DECEMBER 31, 2005          JUNE 30,
                                                                                            (UNAUDITED)              2005
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                       $    (956,026)    $  (1,524,637)
--------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                            25,157,819        33,268,605
--------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                       104,944,523        18,921,231
                                                                                          --------------------------------
Net increase in net assets resulting from operations                                        129,146,316        50,665,199

--------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                              --        (5,466,709)
Class B                                                                                              --          (900,312)
Class C                                                                                              --          (919,502)
Class N                                                                                              --           (88,623)
--------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                     (17,051,712)      (12,254,008)
Class B                                                                                      (3,790,867)       (3,131,452)
Class C                                                                                      (4,190,279)       (2,879,452)
Class N                                                                                        (454,501)         (226,219)

--------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                                      59,188,926         9,783,920
Class B                                                                                       1,557,888          (624,379)
Class C                                                                                      12,114,422         5,940,517
Class N                                                                                       1,706,369         1,728,860

--------------------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
Total increase                                                                              178,226,562        41,627,840
--------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                         356,416,350       314,788,510
                                                                                          --------------------------------
End of period (including accumulated net investment loss of
$1,391,535 and $435,509, respectively)                                                    $ 534,642,912     $ 356,416,350
                                                                                          ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  21 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS                                                                      YEAR
                                                  ENDED                                                                     ENDED
                                      DECEMBER 31, 2005                                                                  JUNE 30,
CLASS A                                     (UNAUDITED)           2005           2004           2003           2002          2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  18.27       $  16.89       $  13.79       $  13.37       $   9.91       $  8.80
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                       (.02) 1        (.03) 1        (.07) 1         .07            .19           .14
Net realized and unrealized gain                   6.22           2.79           4.37 1          .50           3.74          1.20
                                               -------------------------------------------------------------------------------------
Total from investment operations                   6.20           2.76           4.30            .57           3.93          1.34
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 --           (.43)          (.75)          (.15)          (.47)         (.23)
Distributions from net realized gain              (1.18)          (.95)          (.45)            --             --            --
                                               -------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                   (1.18)         (1.38)         (1.20)          (.15)          (.47)         (.23)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $  23.29       $  18.27       $  16.89       $  13.79       $  13.37       $  9.91
                                               =====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                34.23%         16.49%         29.93%          4.35% 3       41.56%        15.60%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $361,520       $232,702       $206,696       $131,183       $117,794       $57,294
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $277,329       $232,401       $195,859       $128,266       $ 76,482       $54,347
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                      (0.21)%        (0.18)%        (0.40)%         0.46%          0.34%         1.82%
Total expenses                                     1.23% 5        1.26% 5,6      1.27% 5,6      1.40% 5        1.45% 5,6     1.34% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              77%            81%           108%           134%            60%           25%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. For the year ended June 30, 2003, 0% of the Fund's total return consists of a voluntary reimbursement by the Manager for a realized loss on investments not meeting the Fund's investment restrictions, and another 0.07% consists of a gain on investments not meeting the Fund's investment restrictions. Excluding these items, the total return would have been 4.28%.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  22 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND


                                            SIX MONTHS                                                                       YEAR
                                                 ENDED                                                                      ENDED
                                     DECEMBER 31, 2005                                                                   JUNE 30,
CLASS B                                    (UNAUDITED)           2005           2004           2003           2002           2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $ 17.80        $ 16.48        $ 13.50        $ 13.10        $  9.73        $  8.63
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                      (.10) 1        (.17) 1        (.21) 1        (.01)           .16            .09
Net realized and unrealized gain                  6.05           2.71           4.28 1          .47           3.62           1.16
                                               -------------------------------------------------------------------------------------
Total from investment operations                  5.95           2.54           4.07            .46           3.78           1.25
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                --           (.27)          (.64)          (.06)          (.41)          (.15)
Distributions from net realized gain             (1.18)          (.95)          (.45)            --             --             --
                                               -------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (1.18)         (1.22)         (1.09)          (.06)          (.41)          (.15)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $ 22.57        $ 17.80        $ 16.48        $ 13.50        $ 13.10        $  9.73
                                               =====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               33.73%         15.56%         28.91%          3.57% 3       40.46%         14.76%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $77,766        $60,391        $56,502        $41,426        $36,585        $16,990
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $65,082        $60,427        $57,639        $38,243        $23,133        $14,554
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                     (0.99)%        (0.96)%        (1.19)%        (0.34)%        (0.51)%         0.98%
Total expenses                                    2.02% 5        2.04% 5,6      2.06% 5,6      2.18% 5        2.22% 5,6      2.11% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             77%            81%           108%           134%            60%            25%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. For the year ended June 30, 2003, 0% of the Fund's total return consists of a voluntary reimbursement by the Manager for a realized loss on investments not meeting the Fund's investment restrictions, and another 0.07% consists of a gain on investments not meeting the Fund's investment restrictions. Excluding these items, the total return would have been 3.50%.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  23 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                             SIX MONTHS                                                                      YEAR
                                                  ENDED                                                                     ENDED
                                      DECEMBER 31, 2005                                                                  JUNE 30,
CLASS C                                     (UNAUDITED)           2005           2004           2003           2002          2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $ 17.77        $ 16.47        $ 13.51        $ 13.11        $  9.74        $ 8.66
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                       (.09) 1        (.16) 1        (.20) 1         .09            .15           .13
Net realized and unrealized gain                   6.04           2.71           4.27 1          .38           3.63          1.12
                                                ------------------------------------------------------------------------------------
Total from investment operations                   5.95           2.55           4.07            .47           3.78          1.25
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 --           (.30)          (.66)          (.07)          (.41)         (.17)
Distributions from net realized gain              (1.18)          (.95)          (.45)            --             --            --
                                                ------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                   (1.18)         (1.25)         (1.11)          (.07)          (.41)         (.17)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $ 22.54        $ 17.77        $ 16.47        $ 13.51        $ 13.11        $ 9.74
                                                ====================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                33.78%         15.64%         28.90%          3.63% 3       40.46%        14.71%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $86,023        $57,431        $47,810        $25,899        $17,526        $8,344
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $66,662        $55,077        $44,168        $21,672        $11,090        $6,714
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                      (0.95)%        (0.91)%        (1.11)%        (0.26)%        (0.38)%        1.01%
Total expenses                                     1.96% 5        1.99% 5        1.99% 5,6      2.13% 5        2.22% 5,6     2.11% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              77%            81%           108%           134%            60%           25%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. For the year ended June 30, 2003, 0% of the Fund's total return consists of a voluntary reimbursement by the Manager for a realized loss on investments not meeting the Fund's investment restrictions, and another 0.07% consists of a gain on investments not meeting the Fund's investment restrictions. Excluding these items, the total return would have been 3.56%.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  24 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

                                              SIX MONTHS                                                                      YEAR
                                                   ENDED                                                                     ENDED
                                       DECEMBER 31, 2005                                                                  JUNE 30,
CLASS N                                      (UNAUDITED)          2005           2004            2003          2002         2001 1
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $18.03        $16.69         $13.68         $ 13.31        $ 9.89         $ 9.11
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                        (.05) 2       (.09) 2        (.13) 2          .01           .47           (.06)
Net realized and unrealized gain                    6.14          2.75           4.33 2           .53          3.40            .84
                                                  ----------------------------------------------------------------------------------
Total from investment operations                    6.09          2.66           4.20             .54          3.87            .78
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                  --          (.37)          (.74)           (.17)         (.45)            --
Distributions from net realized gain               (1.18)         (.95)          (.45)             --            --             --
                                                  ----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                    (1.18)        (1.32)         (1.19)           (.17)         (.45)            --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $22.94        $18.03         $16.69         $ 13.68        $13.31         $ 9.89
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                 34.07%        16.11%         29.40%           4.17% 4      40.97%          8.56%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $9,334        $5,893         $3,781         $ 1,419        $  130         $    1
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $7,121        $4,816         $2,857         $   775        $   34         $    1
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                       (0.51)%       (0.51)%        (0.71)%          0.13%         1.87%         (2.09)%
Total expenses                                      1.52%         1.57%          1.62%           1.80%         1.69%          1.11%
Expenses after payments and waivers and
reduction to custodian expenses                     1.52%         1.57%          1.62%           1.69%         1.69%          1.11%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               77%           81%           108%            134%           60%            25%

1. For the period from March 1, 2001 (inception of offering) to June 30, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. For the year ended June 30, 2003, 0% of the Fund's total return consists of a voluntary reimbursement by the Manager for a realized loss on investments not meeting the Fund's investment restrictions, and another 0.07% consists of a gain on investments not meeting the Fund's investment restrictions. Excluding these items, the total return would have been 4.10%.

5. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  25 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Gold & Special Minerals Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by


                  26 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                  27 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended December 31, 2005, the Fund's projected benefit obligations were increased by $7,364, resulting in an accumulated liability of $30,584 as of December 31, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


                  28 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Fund. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             SIX MONTHS ENDED DECEMBER 31, 2005                     YEAR ENDED JUNE 30, 2005
                                     SHARES              AMOUNT                   SHARES              AMOUNT
---------------------------------------------------------------------------------------------------------------
CLASS A
Sold                              4,251,826        $ 88,115,855                5,261,288        $ 96,630,330
Dividends and/or
distributions reinvested            618,113          13,734,468                  803,611          14,424,824
Redeemed                         (2,089,674)        (42,661,397) 1            (5,562,151)       (101,271,234) 2
                                 ------------------------------------------------------------------------------
Net increase                      2,780,265        $ 59,188,926                  502,748        $  9,783,920
                                 ==============================================================================

---------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                535,691        $ 10,838,922                  983,623        $ 17,391,372
Dividends and/or
distributions reinvested            150,702           3,246,126                  197,750           3,474,438
Redeemed                           (634,334)        (12,527,160) 1            (1,216,673)        (21,490,189) 2
                                 ------------------------------------------------------------------------------
Net increase (decrease)              52,059        $  1,557,888                  (35,300)       $   (624,379)
                                 ==============================================================================

---------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                980,024        $ 19,682,771                1,086,012        $ 19,368,257
Dividends and/or
distributions reinvested            154,731           3,328,265                  172,551           3,024,864
Redeemed                           (550,375)        (10,896,614) 1              (928,550)        (16,452,604) 2
                                 ------------------------------------------------------------------------------
Net increase                        584,380        $ 12,114,422                  330,013        $  5,940,517
                                 ==============================================================================


                  29 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                            SIX MONTHS ENDED DECEMBER 31, 2005             YEAR ENDED JUNE 30, 2005
                                     SHARES             AMOUNT            SHARES             AMOUNT
------------------------------------------------------------------------------------------------------
CLASS N
Sold                                154,198         $3,141,044           296,105         $5,351,698
Dividends and/or
distributions reinvested             17,896            391,736            14,862            263,812
Redeemed                            (92,042)        (1,826,411) 1       (210,635)        (3,886,650) 2
                                   -------------------------------------------------------------------
Net increase                         80,052         $1,706,369           100,332         $1,728,860
                                   ===================================================================

1. Net of redemption fees of $15,038, $3,529, $3,615 and $386 for Class A, Class B, Class C and Class N, respectively.

2. Net of redemption fees of $7,766, $2,019, $1,840 and $161 for Class A, Class B, Class C and Class N, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended December 31, 2005, were as follows:

                                             PURCHASES           SALES
--------------------------------------------------------------------------------
Investment securities                        $351,932,137        $317,343,165

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended December 31, 2005, the Fund paid $419,272 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.


                  30 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2005 for Class B, Class C and Class N shares were $1,466,537, $983,347 and $65,776, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                                CLASS A          CLASS B          CLASS C             CLASS N
                              CLASS A        CONTINGENT       CONTINGENT       CONTINGENT          CONTINGENT
                            FRONT-END          DEFERRED         DEFERRED         DEFERRED            DEFERRED
                        SALES CHARGES     SALES CHARGES    SALES CHARGES    SALES CHARGES       SALES CHARGES
SIX MONTHS                RETAINED BY       RETAINED BY      RETAINED BY      RETAINED BY         RETAINED BY
ENDED                     DISTRIBUTOR       DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR         DISTRIBUTOR
-------------------------------------------------------------------------------------------------------------
December 31, 2005            $139,110            $2,500         $114,499          $23,115             $10,034

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and


                  31 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of December 31, 2005, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.


                  32 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Written option activity for the six months ended December 31, 2005 was as follows:

                                                        CALL OPTIONS                           PUT OPTIONS
                                       ------------------------------         -----------------------------
                                        NUMBER OF          AMOUNT OF          NUMBER OF          AMOUNT OF
                                        CONTRACTS           PREMIUMS          CONTRACTS           PREMIUMS
-----------------------------------------------------------------------------------------------------------
Options outstanding as of
June 30, 2005                              21,452        $ 2,398,632             12,347        $ 1,204,152
Options written                               935            108,810              6,200            849,180
Options closed or expired                  (8,507)          (814,804)           (15,525)        (1,669,811)
Options exercised                         (13,368)        (1,608,380)            (1,222)          (206,094)
                                       --------------------------------------------------------------------
Options outstanding as of
December 31, 2005                             512        $    84,258              1,800        $   177,427
                                       ====================================================================

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                  33 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

REPORT OF SHAREHOLDER MEETING  Unaudited
--------------------------------------------------------------------------------

On August 17, 2005, a shareholder meeting of the Oppenheimer Gold & Special Minerals Fund was held at which the eleven Trustees identified below were elected (Proposal No. 1). The meeting on August 17, 2005 was adjourned until September 16, 2005 for Proposal 2. At the meeting on September 16, 2005, the sub-proposals in (Proposal No. 2) were approved as described in the Fund's proxy statement for that meeting. The following is a report of the votes cast:

---------------------------------------------------------------------------------------------
PROPOSAL NO. 1
NOMINEE                                           FOR            WITHHELD               TOTAL
---------------------------------------------------------------------------------------------
TRUSTEES
Matthew P. Fink                        10,409,855.577         239,862.150      10,649,717.727
Robert G. Galli                        10,407,859.216         241,858.511      10,649,717.727
Phillip A. Griffiths                   10,405,066.723         244,651.004      10,649,717.727
Mary F. Miller                         10,403,392.771         246,324.956      10,649,717.727
Joel W. Motley                         10,415,255.211         234,462.516      10,649,717.727
John V. Murphy                         10,410,567.697         239,150.030      10,649,717.727
Kenneth A. Randall                     10,397,023.059         252,694.668      10,649,717.727
Russell S. Reynolds, Jr.               10,395,601.593         254,116.134      10,649,717.727
Joseph M. Wikler                       10,407,309.775         242,407.952      10,649,717.727
Peter I. Wold                          10,404,595.116         245,122.611      10,649,717.727
Clayton K. Yeutter                     10,403,859.351         245,858.376      10,649,717.727

--------------------------------------------------------------------------------
PROPOSAL NO. 2: Proposal to change policy on

                                                                     BROKER
          FOR                   AGAINST           ABSTAIN          NON-VOTE             TOTAL
---------------------------------------------------------------------------------------------
2B: Concentration of Investments
7,147,541.993               377,713.809       451,907.824     2,583,946.000    10,561,109.626
2L: Senior Securities
7,182,044.097               362,897.987       432,221.542     2,583,946.000    10,561,109.626


                  34 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  35 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing, and supervising the activities of, all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                  36 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the facts that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Shanquan Li and the Manager's Global investment team and analysts. Mr. Li has had over 16 years of experience managing equity investments. The Board members also considered their experiences with the Manager and its officers and other personnel through their service as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other gold-oriented funds advised by other investment advisers. The Board noted that the Fund's one-year, three-year and ten-year performance were better than its peer group average. However, its five-year performance was below its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other gold-oriented funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses are all lower than its peer group median and average. The Board also evaluated to what extent the fees charged and the services provided to the Fund are comparable to the fees and services for other clients or accounts advised by the Manager.


                  37 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, to what extent those economies of scale benefit the Fund shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board considered that the Fund has recently experienced moderate asset growth and that, based on current asset levels, the Fund is not yet approaching its last management fee breakpoint.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                  38 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND


ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the

Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Gold & Special Minerals Fund

By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006

By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: February 14, 2006